Note 9 - Equity Financings (Details) (USD $)	1 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	May 31, 2014	Jan. 31, 2014	Oct. 31, 2013	Apr. 30, 2013
Note 9 - Equity Financings (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	550,000
Proceeds from Issuance or Sale of Equity (in Dollars)	$ 1,100,000
September Agreements [Member]
Note 9 - Equity Financings (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		750,000
Proceeds from Issuance or Sale of Equity (in Dollars)		1,500,000
May Agreeements [Member]
Note 9 - Equity Financings (Details) [Line Items]
Stock Issued During Period, Shares, New Issues			2,586,210
Proceeds from Issuance or Sale of Equity (in Dollars)			1,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,586,210
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.58
January Agreements [Member]
Note 9 - Equity Financings (Details) [Line Items]
Stock Issued During Period, Shares, New Issues				1,724,141
Proceeds from Issuance or Sale of Equity (in Dollars)				1,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,724,141
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 0.58
October Agreements [Member]
Note 9 - Equity Financings (Details) [Line Items]
Stock Issued During Period, Shares, New Issues					4,550,002
Proceeds from Issuance or Sale of Equity (in Dollars)					2,600,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					4,550,002
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 0.58
April Agreements [Member]
Note 9 - Equity Financings (Details) [Line Items]
Stock Issued During Period, Shares, New Issues						2,192,857
Proceeds from Issuance or Sale of Equity (in Dollars)						$ 1,535,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						2,192,857
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 0.58	$ 0.70